GENERAL - Narrative (Details) $ in Thousands	Dec. 31, 2019 vessel	Aug. 31, 2019 USD ($)
LNG carrier | Golar Partners
Ownership interests:
Number of carriers operated by other	10
LNG carrier | Golar Power
Ownership interests:
Number of carriers operated by other	3
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated	11
LNG carrier | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated	17
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated	1
FSRU | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated	8
Vessels - FLNG | Vessels and equipment
Ownership interests:
Number of carriers owned and operated	2
Vessels - FLNG | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated	2
Term Facility | Credit Facility
Ownership interests:
Face amount | $		$ 150,000